Agreements and Transactions with Baxter - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Net sales	$ 1,595	$ 1,488	$ 4,385	$ 4,269	$ 5,952	$ 5,555	$ 5,310
Selling, general and administrative expenses	378	$ 278	984	$ 742	$ 1,053	$ 1,017	$ 913
Current tax related indemnification liabilities	75		75
Longterm tax related indemnification liabilities	51		$ 51
Operations Not Yet Transferred to Baxalta
Related Party Transaction [Line Items]
Net sales	199
Manufacturing and Supply Agreement with Baxter
Related Party Transaction [Line Items]
Net sales	35
Transition Service Agreement with Baxter
Related Party Transaction [Line Items]
Selling, general and administrative expenses	$ 30